Financial Assets and Financial Liabilities - Summary of Changes in Liabilities Arising From Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 610.2	€ 271.0
Cash flows	(59.1)	(66.7)
Acquisition of subsidiaries and businesses	0.0	1.3
Changes in fair value	0.0	277.8
New leases and disposals	67.4	109.8
Reclassification	0.0	0.0
Other	(406.3)	17.0
Ending balance	212.2	610.2
Current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	27.9	6.1
Cash flows	(41.1)	(14.1)
Acquisition of subsidiaries and businesses	0.0	0.0
Changes in fair value	0.0	0.0
New leases and disposals	14.8	22.1
Reclassification	33.3	13.4
Other	1.1	0.4
Ending balance	36.0	27.9
Non-current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	153.7	78.1
Cash flows	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	0.0
Changes in fair value	0.0	0.0
New leases and disposals	52.6	87.7
Reclassification	(33.3)	(13.4)
Other	1.1	1.3
Ending balance	174.1	153.7
Lease liabilities, loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	119.9	155.9
Cash flows	(18.0)	(52.6)
Acquisition of subsidiaries and businesses	0.0	1.3
Changes in fair value	0.0	0.0
New leases and disposals	0.0	0.0
Reclassification	0.0	0.0
Other	(99.8)	15.3
Ending balance	2.1	119.9
Convertible note – embedded derivative
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	308.7	30.9
Cash flows	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	0.0
Changes in fair value	0.0	277.8
New leases and disposals	0.0	0.0
Reclassification	0.0	0.0
Other	(308.7)	0.0
Ending balance	€ 0.0	€ 308.7